Financial Instruments - Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other loan receivables
Total direct financing leases and other loan receivables	$ 1,000,521	$ 982,336
Performing | Payment activity
Class of Financing Receivable
Direct financing leases	653,846	660,594
Other loan receivables
Long-term receivable included in other assets	13,663	17,712
Performing | Other internal metrics
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 333,012	$ 304,030